UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07092______

_______BlackRock Florida Insured Municipal 2008 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal 2008 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—139.5%
			Florida—121.2%
AAA	$ 1,500		Alachua Cnty. Sch. Dist. GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,522,800
AAA	8,720		Brd. of Ed. GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,683,638
AAA	4,190		Brd. of Ed. Lottery RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,312,138
AAA	1,765		Collier Cnty. Sch. Brd. COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,750,245
			Dade Cnty. RB,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	05/06 @ 94.177	4,668,500
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	825,677
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	993,669
AAA	1,515		Delray Beach GO, Decade of Excellence Prog. Proj., 3.50%, 2/01/09, FSA	No Opt. Call	1,508,501
			Dept. of Env. Protection Presvtn. RB,
AAA	5,905		Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	5,951,295
AAA	6,140		Ser. B, 4.00%, 7/01/09, FGIC	No Opt. Call	6,202,935
			Div. of Bond Fin. Dept. Gen. Svc. RB,
AAA	8,000		Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,337,280
AAA	2,000		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,052,400
			Escambia Cnty. Util. Sys. RB,
AAA	1,595		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,655,738
AAA	5,235		Ser. B, 6.25%, 1/01/12, FGIC	No Opt. Call	5,853,201
AAA	5,060		Ser. B, 6.25%, 1/01/13, FGIC	No Opt. Call	5,716,788
AAA	6,000		Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,985,840
AAA	3,000		Hillsborough Cnty. Sch. Dist. Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,033,120
AAA	10,000		Hillsborough Cnty. Util. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,191,600
			Indian River Cnty. Sch. Dist. GO,
AAA	950		3.25%, 4/01/08, FSA	No Opt. Call	940,082
AAA	1,000		3.25%, 4/01/09, FSA	No Opt. Call	984,510
AAA	1,100		Jacksonville Beach Utils. RB, 3.10%, 4/01/09, AMBAC	No Opt. Call	1,075,525
AAA	5,895		Jacksonville Excise Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,981,185
			Jacksonville Sales Tax RB,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,134,753
AAA	1,000		3.375%, 10/01/09, FGIC	No Opt. Call	986,980
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,022,180
AAA	825		Lake Cnty. Sch. Brd. COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	819,728
AAA	2,000		Lakeland Elec. & Wtr. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,107,100
AAA	3,000		Lee Cnty. Arprt. RB, 4.25%, 10/01/09, FSA	No Opt. Call	3,056,490
AAA	2,000		Miami Dade Cnty. Edl. Fac. RB, Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,068,200
			Miami Dade Cnty. Pub. Svc. Tax RB, Pub. Impvt. Proj.,
AAA	1,535		3.40%, 4/01/08, AMBAC	No Opt. Call	1,525,468
AAA	1,595		3.625%, 4/01/09, AMBAC	No Opt. Call	1,593,421
AAA	4,775		Miami Dade Cnty. Sch. Brd. COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,977,508
			Miami GO,
AAA	1,345		5.90%, 12/01/08, FGIC	No Opt. Call	1,421,557
AAA	1,000		6.00%, 12/01/09, FGIC	No Opt. Call	1,079,330
AAA	1,090		Mun. Loan Council RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,085,204
AAA	4,895		Orange Cnty. Sales Tax RB, Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,818,834
			Orange Cnty. Tourist Dev. Tax RB,
AAA	5,130		Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,168,680
AAA	1,005	[3]	Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,059,099
AAA	495		Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	520,324
AAA	5,340		Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,390,196
			Orlando Wstwtr. Sys. RB,
AAA	1,100		Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,085,491
AAA	1,280		Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,273,344

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Florida—(cont’d)
			Osceola Cnty. Gas Tax RB,
AAA	$ 640		3.10%, 4/01/08, FGIC	No Opt. Call	$ 630,605
AAA	535		3.30%, 4/01/09, FGIC	No Opt. Call	527,531
			Osceola Cnty. RB,
AAA	1,810		3.75%, 10/01/08, AMBAC	No Opt. Call	1,815,122
AAA	1,535		3.875%, 10/01/09, AMBAC	No Opt. Call	1,545,714
AAA	850		Palm Beach Cnty. Sch. Brd. COP, Ser. D, 3.30%, 8/01/09, FSA	No Opt. Call	834,326
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys. RB, 6.00%, 4/01/09, FGIC	05/06 @ 100	7,093,714
			Polk Cnty. Sch. Brd. COP,
AAA	2,000		Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,979,160
AAA	2,000		Ser. A, 3.375%, 1/01/09, FSA	No Opt. Call	1,976,860
AAA	1,020		Sebring Wtr. & Wstwtr. RB, 3.625%, 1/01/09, FGIC	No Opt. Call	1,019,031
AAA	2,000		Seminole Cnty. Wtr. & Swr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,151,980
AAA	1,000		So. Florida Wtr. Mgmt. Dist. RB, 3.30%, 10/01/09, AMBAC	No Opt. Call	983,080
AAA	500		St. Petersburg Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	488,895
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Rec. RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,432,335
AAA	2,370		Volusia Cnty. Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,390,690

					156,289,597

			Puerto Rico—18.3%
AAA	1,500		Mun. Fin. Agcy. GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	1,608,045
			Mun. Fin. Agcy. RB,
AAA	10,000		Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	9,975,300
AAA	12,000		Ser. A, 3.75%, 8/01/09, FSA	No Opt. Call	12,033,000

					23,616,345

			Total Long-Term Investments (cost $178,583,356)		179,905,942

			SHORT-TERM INVESTMENTS—23.8%
			Florida—16.0%
A-1+	4,700	[4]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. B, 3.18%, 4/06/06,
			FGIC, FRWD	N/A	4,700,000
A-1+	4,410	[4]	Jacksonville Hlth. Facs. Hosp. RB, Variable Baptist Med. Ctr. Proj., 3.14%, 4/03/06, FRDD	N/A	4,410,000
VMIGI	1,655	[4]	Orange Cnty. Sch. Brd. COP, Ser. B, 3.15%, 4/03/06, AMBAC, FRDD	N/A	1,655,000
A-1	6,000	[4]	Orlando & Orange Cnty. Expwy. Auth. RB, Ser. D, 3.15%, 4/06/06, FSA, FRWD	N/A	6,000,000
A-1+	2,900	[4]	Palm Beach Cnty. Sch. Brd. COP, Ser. B, 3.14%, 4/06/06, AMBAC, FRWD	N/A	2,900,000
A-1+	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, 3.18%, 4/03/06, AMBAC, FRDD	N/A	1,000,000

					20,665,000

			Puerto Rico—5.5%
A-1	6,000	[4]	Gov’t. Dev. Bank RB, 2.96%, 4/05/06, MBIA, FRWD	N/A	6,000,000
A-1	1,000	[4]	Hwy. & Transp. Auth. Transp. RB, Ser. A, 3.13%, 4/05/06, AMBAC, FRWD	N/A	1,000,000

					7,000,000

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.3%
3,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 3,000,000

	Total Short-Term Investments (cost $30,665,000)	30,665,000

	Total Investments—163.3% (cost $209,248,3565)	$210,570,942
	Other assets in excess of liabilities—2.0%	2,529,436
	Preferred shares at redemption value, including dividends payable—(65.3)%	(84,156,228)

	Net Assets Applicable to Common Shareholders—100%	$128,944,150

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[5]	Cost for Federal income tax purposes is $209,219,772. The net unrealized appreciation on a tax basis is $1,351,170, consisting of $2,176,489 gross unrealized appreciation and $825,319 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 97.9% of the Trust’s managed assets.

AMBAC	— 26.9%
FGIC	— 25.3%
FSA	— 32.3%
MBIA	— 12.0%
Other	— 1.4%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Insured Municipal 2008 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006